RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITIES	RIGHT OF USE ASSETS AND LEASE LIABILITIES
RIGHT OF USE ASSETS

Figures in millions	Mine infrastructure	Land and buildings	Total
	US Dollars
Cost
Balance at 1 January 2023	345	15	360
Additions	77	6	83
Derecognition and other movements (1)	(48)	—	(48)
Translation	(1)	1	—
Balance at 31 December 2023	373	22	395

Accumulated amortisation and impairments
Balance at 1 January 2023	197	7	204
Amortisation for the year	77	3	80
Impairment	10	—	10
Impairment reversal	(3)	—	(3)
Derecognition and other movements (1)	(38)	—	(38)
Balance at 31 December 2023	243	10	253
Net book value at 31 December 2023	130	12	142

Cost
Balance at 1 January 2024	373	22	395
Acquired through business combination	2	2	4
Additions	69	—	69
Derecognition and other movements (1)	(15)	—	(15)
Translation	(18)	1	(17)
Balance at 31 December 2024	411	25	436

Accumulated amortisation and impairments
Balance at 1 January 2024	243	10	253
Amortisation for the year	83	3	86
Derecognition and other movements (1)	(14)	—	(14)
Translation	(12)	—	(12)
Balance at 31 December 2024	300	13	313
Net book value at 31 December 2024	111	12	123

Cost
Balance at 1 January 2025	411	25	436
Additions	156	3	159
Derecognition and other movements (1)	(23)	6	(17)
Disposal of subsidiary (refer to Note 14.1)	(26)	—	(26)
Translation	18	1	19
Balance at 31 December 2025	536	35	571

Accumulated amortisation and impairments
Balance at 1 January 2025	300	13	313
Amortisation for the year	99	3	102
Derecognition and other movements (1)	(19)	—	(19)
Impairment reversal	(5)	—	(5)
Disposal of subsidiary (refer to Note 14.1)	(19)	—	(19)
Translation	12	—	12
Balance at 31 December 2025	368	16	384
Net book value at 31 December 2025	168	19	187
(1)Derecognition and other movements include amounts relating to modifications and terminations of leased assets.
LEASE EXPENSES

Figures in millions	2025	2024	2023
	US Dollars
Amounts recognised in the statement of cash flows including expenses on short- term leases, variable lease payments and leases on low value assets
Total cash outflow on leases including expenses on short-term leases, variable lease payments and leases on low value assets	625	861	939

Amounts recognised in the income statement for lease payments not included in lease liabilities
Expenses on short-term leases	25	23	32
Expenses on variable lease payments (1)	486	734	800
Expenses on leases of low value assets	5	2	2
(1) The variable lease payments consist mainly of mining and drilling contracts and constitutes 78% (2024: 85%; 2023: 85%) of total lease payments made during the year. The variable nature of these contracts is to allow equal sharing of pain and gain between the Group and its contractors. These payments are predominantly driven by performance measures on a per tonne or a per meter basis. The future cash flows to which the Group is potentially exposed to are not disclosed as their variability does not permit reliable forecasts.
LEASE LIABILITIES

Figures in millions - US Dollars	2025	2024	2023

Reconciliation of lease liabilities (1)
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	141	171	186
Acquired through business combination	—	4	—
Lease liabilities recognised	160	69	83
Repayment of lease liabilities	(92)	(91)	(94)
Finance costs paid on lease liabilities	(17)	(11)	(11)
Interest charged to the income statement	18	12	12
Modifications and terminations	—	(3)	(7)
Disposal of subsidiary (refer to Note 14.1)	(6)	—	—
Translation	10	(10)	2
Closing balance	214	141	171

Lease liabilities
Non-current	155	65	98
Current	59	76	73
Total	214	141	171
(1) The Group leases a number of assets as part of its activities. These primarily include gas pipelines, ore haulage and site services, mining equipment and property. All lease contracts contain market review clauses in the event that the Group exercises its option to renew. A maturity analysis of lease liabilities is provided in Note 34.

Accounting policies
The Group assesses whether a contract is or contains a lease, at inception of a contract. Various factors are considered in assessing whether an arrangement contains a lease, including whether a service contract includes the implicit right to substantially all the economic benefits from assets used in providing the service and whether the Group directs how and for what purpose the assets are used.
In determining the lease term, the Group considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. The Group applies the considerations for short-
term leases where leases are modified to extend the period by 12 months or less on expiry and these modifications are assessed on a standalone-basis.
The Group recognises a right of use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less with no purchase option) and leases of low value assets, where the recognition exemption is applied. For these leases, the Group recognises the lease payments as an operating expense on a straight-
line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. The incremental borrowing rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The Group applies a single discount rate for contracts that share similar characteristics. The Group has determined that contracts that are denominated in the same currency will use a single discount rate. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments (including in-substance fixed payments), less any lease incentives;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Group has made the accounting policy choice to classify finance costs paid in relation to a lease liability as financing activities in the statement of cash flows.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right of use asset) whenever:
•the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right of use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.
The lease term is determined as the non-cancellable period of a lease, together with:
•periods covered by an option to extend the lease if the Group is reasonably certain to make use of that option; and / or
•periods covered by an option to terminate the lease, if the Group is reasonably certain not to make use of that option.
Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37
‘Provisions, Contingent Liabilities and Contingent Assets’. The costs are included in the related right of use asset, unless those costs are incurred to produce inventories.
Right of use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right of use asset reflects that the Group expects to exercise a purchase option, the related right of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Group applies IAS 36 ‘Impairment of Assets’ to determine whether a right of use asset is impaired and accounts for any identified impairment loss accordingly.